Transactions with Related Parties - Vessel Acquisitions from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Suezmax tanker Eurovision
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	$ 61,814
Suezmax tanker Euro
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	$ 59,804